As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
 (Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
 (Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 1.1%
Mercury Systems, Inc. (a)	43,820	$2,117,382

Banks - 10.9%
BancorpSouth Inc.	87,404	2,779,447
Cadence BanCorporation	103,310	2,813,131
CBTX, Inc.	47,760	1,406,054
Glacier Bancorp, Inc.	50,460	1,936,655
Green Bancorp, Inc. (a)	84,060	1,870,335
Hanmi Financial Corporation	52,480	1,613,760
LegacyTexas Financial Group, Inc.	50,575	2,165,622
Pinnacle Financial Partners, Inc.	43,125	2,768,625
Seacoast Banking Corp of Florida (a)	86,925	2,300,905
Texas Capital Bancshares, Inc. (a)	17,200	1,546,280
		21,200,814
Biotechnology - 4.4%
Charles River Laboratories International, Inc. (a)	31,230	3,333,490
Ligand Pharmaceuticals Incorporated (a)	13,020	2,150,383
Neogen Corporation (a)	45,485	3,047,040
		8,530,913
Building Products - 4.7%
American Woodmark Corporation (a)	15,420	1,518,099
Builders FirstSource, Inc. (a)	138,765	2,753,098
CSW Industrials, Inc. (a)	45,725	2,059,911
PGT, Inc. (a)	150,056	2,798,544
		9,129,652
Capital Markets - 1.0%
BGC Partners Inc. - Class A	145,585	1,958,118

Chemicals - 3.2%
Ferro Corporation (a)	103,545	2,404,315
Ferroglobe PLC (a) (b)	194,125	2,082,961
GCP Applied Technologies Inc. (a)	62,095	1,803,860
		6,291,136
Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc.	62,745	2,728,153

Communication Equipment - 2.3%
Alarm.com Holdings, Inc. (a)	50,270	1,897,190
Finisar Corporation (a)	15,000	237,150
Infinera Corporation (a)	211,830	2,300,474
		4,434,814
Construction & Engineering - 2.3%
EMCOR Group, Inc.	34,640	2,699,495
MasTec Inc. (a)	37,260	1,753,083
		4,452,578
Construction Materials - 1.4%
Summit Materials, Inc. - Class A (a)	92,284	2,794,359

Consumer Finance - 2.7%
First Cash Inc.	66,055	5,366,969

Electronic Equipment & Instruments - 2.1%
Littelfuse, Inc.	12,455	2,592,882
Mesa Laboratories, Inc.	10,670	1,583,855
		4,176,737
Energy Equipment & Services - 0.8%
Mammoth Energy Services, Inc. (a)	50,000	1,603,000

Food & Drug Retailing - 0.6%
Sprouts Farmers Market, Inc. (a)	48,280	1,133,132

Food Products - 1.0%
Hostess Brands, Inc. (a)	70,340	1,040,329
J & J Snack Foods Corp.	7,370	1,006,447
		2,046,776
Health Care Equipment & Supplies - 4.7%
Cantel Medical Corp.	32,950	3,670,959
K2M Group Holdings Inc. (a)	43,575	825,746
LeMaitre Vascular, Inc.	53,885	1,952,254
PRA Health Sciences, Inc. (a)	11,107	921,437
STAAR Surgical Co. (a)	121,390	1,796,572
		9,166,968
Health Care Providers & Services - 3.9%
HealthEquity, Inc. (a)	50,970	3,085,724
Omnicell, Inc. (a)	47,640	2,067,576
U.S. Physical Therapy, Inc.	30,140	2,450,382
		7,603,682
Hotel, Restaurants & Leisure - 1.2%
Planet Fitness, Inc. - Class A (a)	62,410	2,357,226

Insurance - 0.7%
Trupanion, Inc. (a)	47,955	1,433,375

Internet & Catalog Retail - 0.8%
Nutrisystem, Inc.	61,005	1,644,085

Internet Software & Services - 10.0%
Carbonite, Inc. (a)	73,660	2,121,408
Cornerstone OnDemand, Inc. (a)	37,105	1,451,177
Coupa Software, Inc. (a)	72,520	3,308,362
Criteo SA - ADR (a) (b)	42,545	1,099,363
Euronet Worldwide, Inc. (a)	23,800	1,878,296
New Relic, Inc. (a)	41,540	3,078,945
Stamps.com Inc. (a)	10,225	2,055,736
The Trade Desk Inc. - Class A (a)	29,750	1,476,195
Twilio Inc. - Class A (a)	81,035	3,093,916
		19,563,398
IT Consulting & Services - 2.3%
Acxiom Corporation (a)	62,281	1,414,401
Cass Information Systems, Inc.	16,900	1,005,719
FireEye, Inc. (a)	121,820	2,062,413
		4,482,533

Machinery - 6.0%
John Bean Technologies Corporation	26,240	2,975,616
Kennametal Inc.	74,605	2,996,137
Lindsay Corporation	22,065	2,017,624
Rexnord Corporation (a)	66,915	1,986,037
Watts Water Technologies, Inc. - Class A	22,985	1,785,934
		11,761,348
Marine - 1.7%
Kirby Corporation (a)	42,430	3,264,988

Metals & Mining - 1.2%
Carpenter Technology Corporation	52,115	2,299,314

Multiline Retail - 3.4%
Five Below, Inc. (a)	23,170	1,699,288
Ollie's Bargain Outlet Holdings, Inc. (a)	81,655	4,923,796
		6,623,084
Oil & Gas & Consumable Fuels - 3.4%
Matador Resources Company (a)	50,000	1,495,500
Oasis Petroleum Inc. (a)	126,230	1,022,463
PDC Energy, Inc. (a)	21,575	1,057,822
Ring Energy Inc. (a)	137,525	1,973,484
SRC Energy Inc. (a)	105,070	990,810
		6,540,079
Pharmaceuticals - 1.1%
Cambrex Corp. (a)	39,569	2,069,459

Real Estate Investment Trusts - 2.5%
First Industrial Realty Trust, Inc.	67,660	1,977,702
Life Storage, Inc.	25,000	2,088,000
Stag Industrial, Inc.	30,810	736,975
		4,802,677
Road & Rail - 1.0%
Genesee & Wyoming Inc. - Class A (a)	28,745	2,034,859

Software - 5.6%
ACI Worldwide, Inc. (a)	90,520	2,147,134
Envestnet, Inc. (a)	63,881	3,660,381
Fair Isaac Corporation (a)	14,335	2,427,919
Manhattan Associates, Inc. (a)	11,145	466,753
RealPage, Inc. (a)	43,400	2,235,100
		10,937,287
Textiles, Apparel & Luxury Goods - 2.6%
Columbia Sportswear Company	38,166	2,917,027
Oxford Industries, Inc.	30,030	2,239,037
		5,156,064
Thrifts & Mortgage Finance - 2.7%
Banc of California, Inc.	121,045	2,336,168
Home BancShares Inc.	127,491	2,908,070
		5,244,238
Trading Companies & Distributors - 3.6%
MSC Industrial Direct Co., Inc. - Class A	18,040	1,654,448
Textainer Group Holdings Ltd. (a) (b)	159,125	2,697,169
Triton International Limited (b)	84,615	2,589,219
		6,940,836
TOTAL COMMON STOCKS
(Cost $139,041,334)		191,890,033

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.55% (c)	3,737,924	3,737,924

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,737,924)		3,737,924

Total Investments - 100.2%
(Cost $142,779,258)		195,627,957
Liabilities in Excess of Other Assets - (0.2)%		(433,103)
TOTAL NET ASSETS - 100.0%		$195,194,854

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$142,779,258
Gross unrealized appreciation	53,849,809
Gross unrealized depreciation	(1,001,110)
Net unrealized appreciation	$52,848,699

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 4.2%
HEICO Corporation	4,357	$378,231
Hexcel Corporation	2,775	179,237
Mercury Systems, Inc. (a)	4,040	195,213
		752,681
Banks - 6.1%
LegacyTexas Financial Group, Inc.	7,520	322,006
Pinnacle Financial Partners, Inc.	4,215	270,603
SVB Financial Group (a)	2,100	504,021
		1,096,630
Biotechnology - 3.9%
Charles River Laboratories International, Inc. (a)	2,910	310,614
Ligand Pharmaceuticals Incorporated (a)	1,200	198,192
Neogen Corporation (a)	2,775	185,897
		694,703
Building Products - 1.6%
Builders FirstSource, Inc. (a)	14,715	291,946

Capital Markets - 4.1%
Lazard Ltd. - Class A (b)	7,160	376,329
SEI Investments Company	4,770	357,321
		733,650
Chemicals - 4.0%
CF Industries Holdings, Inc.	8,310	313,536
FMC Corporation	2,365	181,088
Ferroglobe PLC (a) (b)	21,295	228,496
		723,120
Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc.	5,749	249,967

Construction Materials - 1.3%
Summit Materials, Inc. - Class A (a)	7,525	227,857

Consumer Finance - 3.7%
First Cash Inc.	8,325	676,406

Diversified Financials - 2.7%
MSCI Inc.	3,225	482,041

Electronic Equipment & Instruments - 4.8%
FLIR Systems, Inc.	7,095	354,821
Littelfuse, Inc.	1,540	320,597
Trimble Inc.(a)	5,120	183,706
		859,124
Health Care Equipment & Supplies - 4.7%
Cantel Medical Corp.	3,675	409,432
PRA Health Sciences, Inc. (a)	5,175	429,318
		838,750
Health Care Providers & Services - 3.2%
HealthEquity, Inc. (a)	5,725	346,591
Omnicell, Inc. (a)	5,450	236,530
		583,121

Internet & Catalog Retail - 0.5%
Nutrisystem, Inc.	3,595	96,885

Internet Software & Services - 5.8%
Akamai Technologies, Inc. (a)	5,290	375,484
Euronet Worldwide, Inc. (a)	3,165	249,782
Twilio Inc. - Class A (a)	10,980	419,216
		1,044,482
IT Consulting & Services - 0.9%
Acxiom Corporation (a)	7,010	159,197

Leisure Equipment & Products - 2.9%
Polaris Industries Inc.	2,685	307,486
Pool Corporation	1,505	220,061
		527,547
Machinery - 4.3%
John Bean Technologies Corporation	2,990	339,066
Kennametal Inc.	5,925	237,948
Rexnord Corporation (a)	6,820	202,418
		779,432
Marine - 1.7%
Kirby Corporation (a)	3,990	307,031

Metals & Mining - 1.6%
Reliance Steel & Aluminum Co.	3,315	284,228

Multiline Retail - 2.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	7,100	428,130

Oil & Gas & Consumable Fuels - 4.8%
Diamondback Energy Inc. (a)	2,155	272,651
Matador Resources Company (a)	7,380	220,736
WPX Energy Inc. (a)	25,325	374,303
		867,690
Real Estate Investment Trusts - 2.6%
First Industrial Realty Trust, Inc.	6,065	177,280
Life Storage, Inc.	3,395	283,550
		460,830
Road & Rail - 1.8%
Genesee & Wyoming Inc. - Class A (a)	4,540	321,387

Software - 11.2%
Envestnet, Inc. (a)	6,070	347,811
Fair Isaac Corporation (a)	2,175	368,380
Fortinet Inc. (a)	6,670	357,379
Guidewire Software Inc. (a)	4,515	364,947
Proofpoint, Inc. (a)	1,505	171,043
Take-Two Interactive Software, Inc. (a)	4,170	407,743
		2,017,303
Specialty Retail - 1.4%
Tiffany & Co.	2,590	252,939

Textiles, Apparel & Luxury Goods - 3.6%
Columbia Sportswear Company	3,700	282,791
Michael Kors Holdings Ltd. (a) (b)	6,010	373,101
		655,892
Thrifts & Mortgage Finance - 1.5%
Home BancShares Inc.	11,985	273,378

Trading Companies & Distributors - 4.6%
MSC Industrial Direct Co., Inc. - Class A	2,355	215,977
Triton International Limited (b)	8,675	265,455
Watsco, Inc.	1,955	353,796
		835,228
TOTAL COMMON STOCKS
(Cost $13,078,942)		17,521,575

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.55% (c)	491,551	491,551

TOTAL SHORT-TERM INVESTMENTS
(Cost $491,551)		491,551

Total Investments - 100.0%
(Cost $13,570,493)		18,013,126
Liabilities in Excess of Other Assets - 0.0%		(6,708)
TOTAL NET ASSETS - 100.0%		$18,006,418

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$13,570,493
Gross unrealized appreciation	4,752,076
Gross unrealized depreciation	(309,443)
Net unrealized appreciation	$4,442,633

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Aerospace & Defense - 2.5%
Honeywell International Inc.	60,000	$8,670,600

Banks - 9.5%
Bank of America Corporation	385,000	11,546,150
Comerica Incorporated	126,000	12,087,180
Cullen/Frost Bankers, Inc.	65,000	6,894,550
Glacier Bancorp, Inc.	60,000	2,302,800
		32,830,680
Beverages - 2.6%
The Coca-Cola Company	80,000	3,474,400
PepsiCo, Inc.	49,000	5,348,350
		8,822,750
Biotechnology - 2.0%
Amgen Inc.	40,000	6,819,200

Chemicals - 6.5%
DowDuPont Inc.	90,000	5,733,900
Ecolab Inc.	30,000	4,112,100
FMC Corporation	80,000	6,125,600
Monsanto Company	55,000	6,417,950
		22,389,550
Commercial Services & Supplies - 2.0%
Waste Connections, Inc. (b)	97,500	6,994,650

Communication Equipment - 0.7%
Alarm.com Holdings, Inc. (a)	62,000	2,339,880

Computers & Peripherals - 2.1%
Apple Inc.	42,500	7,130,650

Construction Materials - 1.2%
Martin Marietta Materials, Inc.	20,000	4,146,000

Diversified Financials - 3.2%
JPMorgan Chase & Co.	102,000	11,216,940

Electrical Equipment & Instruments - 4.4%
Emerson Electric Co.	80,000	5,464,000
Franklin Electric Co., Inc.	85,000	3,463,750
Roper Technologies, Inc.	23,000	6,455,870
		15,383,620
Electronic Equipment & Instruments - 2.9%
Littelfuse, Inc.	18,000	3,747,240
National Instruments Corporation	55,000	2,781,350
Trimble Inc.(a)	100,000	3,588,000
		10,116,590
Health Care Equipment & Supplies - 6.7%
Danaher Corporation	75,000	7,343,250
PerkinElmer, Inc.	100,000	7,572,000
Thermo Fisher Scientific Inc.	40,000	8,258,400
		23,173,650

Household Products - 1.6%
Kimberly-Clark Corporation	50,000	5,506,500

Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	6,000	8,684,040

Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	90,000	6,388,200
Alphabet, Inc. - Class A (a)	7,000	7,259,980
Facebook, Inc. - Class A (a)	35,000	5,592,650
		19,240,830
IT Consulting & Services - 1.6%
PayPal Holdings, Inc. (a)	75,000	5,690,250

Machinery - 4.7%
Generac Holdings, Inc. (a)	108,000	4,958,280
The Toro Company	74,000	4,621,300
Valmont Industries, Inc.	45,000	6,583,500
		16,163,080
Marine - 1.0%
Kirby Corporation (a)	45,000	3,462,750

Media - 1.9%
Time Warner Inc.	70,000	6,620,600

Oil & Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corporation	170,000	4,076,600
ConocoPhillips	62,000	3,675,980
EOG Resources, Inc.	65,000	6,842,550
Occidental Petroleum Corporation	110,000	7,145,600
		21,740,730
Personal Products - 1.3%
The Estee Lauder Companies Inc. - Class A	30,000	4,491,600

Pharmaceuticals - 6.9%
AbbVie Inc.	65,000	6,152,250
Johnson & Johnson	38,000	4,869,700
Merck & Co., Inc.	80,000	4,357,600
Pfizer Inc.	115,000	4,081,350
Zoetis Inc.	53,500	4,467,785
		23,928,685
Road & Rail - 1.3%
Kansas City Southern	40,000	4,394,000

Software - 5.2%
Adobe Systems Incorporated (a)	40,265	8,700,461
Microsoft Corporation	100,000	9,127,000
		17,827,461
Specialty Retail - 2.9%
The Home Depot, Inc.	40,000	7,129,600
Tiffany & Co.	30,000	2,929,800
		10,059,400
Textiles, Apparel & Luxury Goods - 2.1%
V.F. Corporation	100,000	7,412,000

TOTAL COMMON STOCKS
(Cost $177,084,898)		315,256,686

SHORT-TERM INVESTMENTS - 8.8%
Money Market Funds - 8.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.55% (c)	30,364,994	30,364,994

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,364,994)		30,364,994

Total Investments - 100.0%
(Cost $207,449,892)		345,621,680
Liabilities in Excess of Other Assets - 0.0%		(122,844)
TOTAL NET ASSETS - 100.0%		$345,498,836

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$207,449,892
Gross unrealized appreciation	139,795,695
Gross unrealized depreciation	(1,623,907)
Net unrealized appreciation	$138,171,788

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 65.7%	Shares	Value
Aerospace & Defense - 1.6%
Honeywell International Inc.	5,100	$737,001
Rockwell Collins, Inc.	4,300	579,855
		1,316,856
Banks - 5.3%
Bank of America Corporation	38,500	1,154,615
Comerica Incorporated	10,100	968,893
Cullen/Frost Bankers, Inc.	5,900	625,813
SunTrust Banks, Inc.	11,500	782,460
Zions Bancorporation	17,500	922,775
		4,454,556
Beverages - 1.7%
The Coca-Cola Company	17,600	764,368
PepsiCo, Inc.	5,800	633,070
		1,397,438
Biotechnology - 1.6%
Celgene Corporation (a)	6,700	597,707
Charles River Laboratories International, Inc. (a)	6,800	725,832
		1,323,539
Capital Markets - 1.3%
SEI Investments Company	14,500	1,086,195

Chemicals - 6.3%
Air Products and Chemicals, Inc.	5,100	811,053
DowDuPont Inc.	16,076	1,024,202
Ecolab Inc.	4,800	657,936
FMC Corporation	11,200	857,584
GCP Applied Technologies Inc. (a)	16,000	464,800
Monsanto Company	5,600	653,464
Praxair, Inc.	5,500	793,650
		5,262,689
Commercial Services & Supplies - 1.5%
Cintas Corporation	3,500	597,030
Waste Management, Inc.	7,900	664,548
		1,261,578
Computers & Peripherals - 1.4%
Apple Inc.	7,150	1,199,627

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	3,900	808,470

Containers & Packaging - 0.4%
Ball Corporation	8,800	349,448

Diversified Financials - 2.3%
JPMorgan Chase & Co.	8,400	923,748
Moody's Corporation	6,000	967,800
		1,891,548
Diversified Telecommunication Services - 1.1%
AT&T Inc.	13,232	471,721
Verizon Communications Inc.	8,641	413,213
		884,934
Electrical Equipment & Instruments - 0.7%
Rockwell Automation, Inc.	3,500	609,700

Electronic Equipment & Instruments - 1.2%
National Instruments Corporation	7,500	379,275
Trimble Inc.(a)	18,200	653,016
		1,032,291
Food & Drug Retailing - 1.3%
Walgreens Boots Alliance, Inc.	11,400	746,358
Walmart, Inc.	4,100	364,777
		1,111,135
Food Products - 1.6%
Hormel Foods Corporation	13,900	477,048
Mondelez International Inc. - Class A	19,800	826,254
		1,303,302
Health Care Equipment & Supplies - 3.8%
Danaher Corporation	9,600	939,936
Medtronic PLC (b)	7,600	609,672
PerkinElmer, Inc.	11,600	878,352
Thermo Fisher Scientific, Inc.	3,700	763,902
		3,191,862
Household Durables - 0.7%
Whirlpool Corporation	3,900	597,129

Household Products - 2.2%
Colgate-Palmolive Company	11,600	831,488
Kimberly-Clark Corporation	6,600	726,858
The Procter & Gamble Company	3,500	277,480
		1,835,826
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	700	1,013,138

Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	12,500	887,250
Alphabet, Inc. - Class A (a)	250	259,285
Alphabet, Inc. - Class C (a)	500	515,895
Facebook, Inc. - Class A (a)	4,600	735,034
		2,397,464
IT Consulting & Services - 1.8%
PayPal Holdings, Inc. (a)	11,400	864,918
Visa Inc. - Class A	5,600	669,872
		1,534,790
Machinery - 0.8%
Fortive Corporation	9,100	705,432

Marine - 0.7%
Kirby Corporation (a)	8,000	615,600

Media - 2.1%
CBS Corporation - Class B	3,600	185,004
The Walt Disney Company	6,700	672,948
Time Warner Inc.	9,400	889,052
		1,747,004
Oil & Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corporation	9,500	573,895
Cabot Oil & Gas Corporation	23,200	556,336
Chevron Corporation	5,795	660,862
ConocoPhillips	11,400	675,906
EOG Resources, Inc.	6,000	631,620
Exxon Mobil Corporation	6,727	501,901
Pioneer Natural Resources Company	2,600	446,628
WPX Energy Inc. (a)	35,000	517,300
		4,564,448

Pharmaceuticals - 5.1%
Abbott Laboratories	16,000	958,720
AbbVie Inc.	11,000	1,041,150
Merck & Co., Inc.	8,900	484,783
Pfizer Inc.	17,100	606,879
Zoetis Inc.	14,400	1,202,544
		4,294,076
Real Estate Investment Trusts - 0.6%
American Tower Corporation	3,200	465,088

Road & Rail - 0.5%
Union Pacific Corporation	3,000	403,290

Software - 4.7%
Adobe Systems Incorporated (a)	4,300	929,144
Citrix Systems, Inc. (a)	4,000	371,200
Microsoft Corporation	11,000	1,003,970
Oracle Corporation	15,400	704,550
RealPage, Inc. (a)	18,500	952,750
		3,961,614
Specialty Retail - 1.3%
The Home Depot, Inc.	4,300	766,432
O'Reilly Automotive, Inc. (a)	1,400	346,332
		1,112,764
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	11,600	770,704
VF Corporation	8,000	592,960
		1,363,664
TOTAL COMMON STOCKS
(Cost $37,203,828)		55,096,495

	Principal
CORPORATE BONDS - 30.7%	Amount
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$250,000	251,185

Air Freight & Logistics - 1.2%
FedEx Corp.
2.700%, 04/15/2023	425,000	415,520
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	584,886
		1,000,406
Banks - 2.7%
Bank of America Corporation:
2.625%, 10/19/2020	400,000	397,384
2.625%, 04/19/2021	150,000	147,821
BB&T Corporation
2.250%, 02/01/2019
Callable 01/02/2019	115,000	114,500
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	435,000	431,494
The Bank of New York Mellon Corporation:
2.450%, 11/27/2020
Callable 10/27/2020	350,000	344,860
2.500%, 04/15/2021
Callable 03/15/2021	200,000	196,188
Wells Fargo & Company:
2.150%, 01/15/2019	200,000	199,142
2.125%, 04/22/2019	150,000	149,125
Wells Fargo Bank, National Association
1.750%, 05/24/2019	250,000	247,206
		2,227,720

Beverages - 0.5%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	417,375

Biotechnology - 1.3%
Amgen Inc.:
2.200%, 05/22/2019
Callable 04/22/2019	100,000	99,398
2.125%, 05/01/2020
Callable 04/01/2020	100,000	98,301
2.700%, 05/01/2022
Callable 03/01/2022	325,000	317,821
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	250,000	247,167
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	333,196
		1,095,883
Chemicals - 0.4%
Ecolab Inc.:
2.000%, 01/14/2019	250,000	248,555
2.250%, 01/12/2020	100,000	98,935
		347,490
Communications Equipment - 1.0%
Cisco Systems, Inc.:
2.125%, 03/01/2019	250,000	249,405
2.200%, 02/28/2021	275,000	270,140
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	344,292
		863,837
Computers & Peripherals - 1.0%
Apple Inc.
2.850%, 05/06/2021	500,000	500,523
International Business Machines Corporation
2.250%, 02/19/2021	350,000	344,597
		845,120
Consumer Finance - 0.4%
American Express Credit Corporation
2.600%, 09/14/2020
Callable 08/14/2020	300,000	296,716

Diversified Financials - 0.7%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	390,624
3.375%, 05/01/2023	225,000	222,301
		612,925
Diversified Telecommunication Services - 1.6%
AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	725,000	717,065
Verizon Communications Inc.:
3.000%, 11/01/2021
Callable 09/01/2021	455,000	451,855
2.450%, 11/01/2022
Callable 08/01/2022	200,000	192,299
		1,361,219

Electrical Equipment & Instruments - 1.4%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	389,799
3.150%, 06/01/2025
Callable 03/01/2025	200,000	197,962
Rockwell Automation, Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	284,143
Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	300,000	295,369
		1,167,273
Food & Drug Retailing - 1.8%
Costco Wholesale Corporation
2.250%, 02/15/2022	400,000	390,817
CVS Health Corporation:
2.250%, 12/05/2018
Callable 11/05/2018	175,000	174,411
2.125%, 06/01/2021
Callable 05/01/2021	400,000	386,734
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021
Callable 09/18/2021	325,000	323,850
3.800%, 11/18/2024
Callable 08/18/2024	250,000	246,567
		1,522,379
Health Care Equipment & Supplies - 1.6%
Danaher Corporation
2.400%, 09/15/2020
Callable 08/15/2020	400,000	396,688
Medtronic, Inc.
2.500%, 03/15/2020	300,000	298,445
Thermo Fisher Scientific, Inc.
3.150%, 01/15/2023
Callable 10/15/2022	600,000	590,971
		1,286,104
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corporation:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	199,138
3.625%, 05/20/2021	100,000	102,018
		301,156
Household Durables - 0.9%
Newell Brands, Inc.:
2.150%, 10/15/2018	400,000	397,899
3.150%, 04/01/2021
Callable 03/01/2021	350,000	346,595
		744,494
Industrial Conglomerates - 0.6%
General Electric Company
2.700%, 10/09/2022	500,000	485,169

Insurance - 0.5%
Berkshire Hathaway Inc.
2.200%, 03/15/2021
Callable 02/15/2021	425,000	419,718

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	495,000	502,061

Internet Software & Services - 0.7%
Alphabet, Inc.
3.375%, 02/25/2024	600,000	611,872

Media - 0.8%
The Walt Disney Company
2.300%, 02/12/2021	420,000	414,095
Time Warner Inc.
3.400%, 06/15/2022	250,000	249,525
		663,620
Oil & Gas & Consumable Fuels - 4.0%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	500,000	490,201
ConocoPhillips Company
2.400%, 12/15/2022
Callable 09/15/2022	490,000	472,114
Enterprise Products Operating LLC
2.850%, 04/15/2021
Callable 03/15/2021	500,000	494,536
EOG Resources, Inc.:
2.450%, 04/01/2020
Callable 03/01/2020	200,000	198,078
2.625%, 03/15/2023
Callable 12/15/2022	500,000	482,235
Exxon Mobil Corporation
2.222%, 03/01/2021
Callable 02/01/2021	325,000	320,294
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	403,331
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	500,000	489,410
		3,350,199
Pharmaceuticals - 2.1%
Abbott Laboratories:
2.000%, 03/15/2020	250,000	245,795
3.400%, 11/30/2023
Callable 09/30/2023	350,000	347,010
AbbVie Inc.:
2.000%, 11/06/2018	134,000	133,503
2.500%, 05/14/2020
Callable 04/14/2020	425,000	419,715
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	637,351
		1,783,374
Real Estate Investment Trusts - 0.6%
American Tower Corporation:
3.400%, 02/15/2019	400,000	401,512
2.800%, 06/01/2020
Callable 05/01/2020	100,000	99,315
		500,827
Road & Rail - 1.2%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	595,095
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	415,000	411,094
		1,006,189

Semiconductor Equipment & Products - 0.6%
Texas Instruments Incorporated
2.750%, 03/12/2021
Callable 02/12/2021	470,000	469,664

Software - 1.1%
Microsoft Corporation
2.375%, 02/12/2022
Callable 01/12/2022	400,000	392,508
Oracle Corporation:
2.375%, 01/15/2019	125,000	125,015
2.800%, 07/08/2021	425,000	424,016
		941,539
Specialty Retail - 0.7%
The Home Depot, Inc.:
2.000%, 06/15/2019
Callable 05/15/2019	325,000	323,390
2.625%, 06/01/2022
Callable 05/01/2022	290,000	285,834
		609,224
TOTAL CORPORATE BONDS
(Cost $26,241,566)		25,684,738

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 1.55% (c)	1,882,460	1,882,460

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,882,460)		1,882,460

Total Investments - 98.6%
(Cost $65,327,854)		82,663,693
Other Assets in Excess of Liabilities - 1.4%		1,144,678
TOTAL NET ASSETS - 100.0%		$83,808,371

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$65,327,854
Gross unrealized appreciation	18,546,061
Gross unrealized depreciation	(1,210,222)
Net unrealized appreciation	$17,335,839

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)
	Principal
CORPORATE BONDS - 70.6%	Amount	Value
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$1,750,000	$1,758,296

Air Freight & Logistics - 1.0%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	2,500,000	2,433,468

Banks - 6.4%
Bank of America Corporation:
2.625%, 10/19/2020	2,600,000	2,582,993
2.925% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)
Callable 10/21/2021	2,000,000	2,031,818
BB&T Corporation
2.695% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	2,009,088
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	991,940
Wells Fargo & Company:
2.374% (3 Month LIBOR USD + 0.630%), 04/23/2018 (a)	2,500,000	2,500,297
2.125%, 04/22/2019	4,000,000	3,976,664
4.125%, 08/15/2023	2,000,000	2,030,810
		16,123,610
Beverages - 1.8%
Anheuser-Busch InBev Finance Inc.
1.900%, 02/01/2019	4,537,000	4,524,717

Biotechnology - 4.0%
Amgen Inc.
2.200%, 05/22/2019
Callable 04/22/2019	5,312,000	5,279,995
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,696,168
		9,976,163
Capital Markets - 2.4%
Morgan Stanley (a):
3.025% (3 Month LIBOR USD + 1.280%), 04/25/2018	2,500,000	2,501,462
2.591% (3 Month LIBOR USD + 0.850%), 01/24/2019	3,500,000	3,515,225
		6,016,687
Chemicals - 0.4%
Ecolab Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,000,000	969,139

Communications Equipment - 0.3%
Cisco Systems, Inc.
4.950%, 02/15/2019	700,000	715,112

Computers & Peripherals - 1.3%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,145,984

Consumer Finance - 4.2%
American Express Company:
2.494% (3 Month LIBOR USD + 0.590%), 05/22/2018 (a)	3,533,000	3,535,104
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	1,923,145
American Express Credit Corporation:
1.875%, 05/03/2019
Callable 04/03/2019	2,000,000	1,981,769
2.375%, 05/26/2020
Callable 04/25/2020	3,000,000	2,962,009
		10,402,027
Consumer Services - 1.0%
The Western Union Company
3.650%, 08/22/2018	2,500,000	2,508,988

Containers & Packaging - 2.1%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,077,500
5.250%, 07/01/2025	3,000,000	3,101,250
		5,178,750
Diversified Financials - 3.1%
JPMorgan Chase & Co.:
2.645% (3 Month LIBOR USD + 0.900%), 04/25/2023 (a)
Callable 04/25/2022	2,409,000	2,419,607
3.375%, 05/01/2023	2,000,000	1,976,006
2.700%, 05/18/2023
Callable 03/18/2023	3,500,000	3,379,109
		7,774,722
Diversified Telecommunication Services - 7.5%
AT&T Inc.:
2.375%, 11/27/2018	4,500,000	4,498,693
2.866% (3 Month LIBOR USD + 0.910%), 11/27/2018 (a)	3,000,000	3,012,747
2.741% (3 Month LIBOR USD + 0.670%), 03/11/2019 (a)	1,500,000	1,506,428
CenturyLink, Inc.:
6.150%, 09/15/2019	1,402,000	1,444,060
5.800%, 03/15/2022	2,500,000	2,453,125
Verizon Communications Inc.:
3.857% (3 Month LIBOR USD + 1.750%), 09/14/2018 (a)	2,000,000	2,012,179
3.145% (3 Month LIBOR USD + 1.000%), 03/16/2022 (a)	2,000,000	2,039,360
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,682,621
		18,649,213
Electrical Equipment & Instruments - 2.9%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	939,197
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	4,949,047
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,384,386
		7,272,630

Food & Drug Retailing - 2.5%
CVS Health Corporation
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,045,918
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	4,375,000	4,314,919
		6,360,837
Health Care Equipment & Supplies - 6.1%
Danaher Corporation:
2.400%, 09/15/2020
Callable 08/15/2020	2,000,000	1,983,439
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,547,284
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,146,905
Thermo Fisher Scientific, Inc.:
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,628,413
2.950%, 09/19/2026
Callable 06/19/2026	2,000,000	1,870,489
		15,176,530
Household Durables - 1.2%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	3,150,000	3,119,356

Household Products - 0.4%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	990,943

Industrial Conglomerates - 0.4%
General Electric Company
2.100%, 12/11/2019	1,050,000	1,030,972

Internet & Catalog Retail - 2.8%
Amazon.com, Inc.:
2.600%, 12/05/2019
Callable 11/05/2019	2,000,000	2,000,684
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	4,889,050
		6,889,734
Internet Software & Services - 1.6%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	4,079,149

Multiline Retail - 1.9%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,680,000

Oil & Gas & Consumable Fuels - 6.6%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,421,583
Enterprise Products Operating LLC:
1.650%, 05/07/2018	1,250,000	1,248,830
3.750%, 02/15/2025
Callable 11/15/2024	2,000,000	2,011,884
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,020,019
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	3,125,000	3,058,812
Range Resources Corporation
5.000%, 08/15/2022
Callable 05/15/2022	5,850,000	5,689,125
		16,450,253
Real Estate Investment Trusts - 3.6%
American Tower Corporation:
3.400%, 02/15/2019	1,585,000	1,590,992
5.050%, 09/01/2020	1,250,000	1,301,747
3.500%, 01/31/2023	3,500,000	3,483,741
5.000%, 02/15/2024	2,500,000	2,642,306
		9,018,786
Road & Rail - 2.9%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	3,300,000	3,273,024
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,086,171
		7,359,195
Software & Services - 1.0%
Sabre GLBL Inc. (b)
5.375%, 04/15/2023
Callable 04/30/2018	2,500,000	2,534,375

Specialty Retail - 0.5%
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,128,000	1,176,951

TOTAL CORPORATE BONDS
(Cost $178,511,641)		176,316,587

U.S. GOVERNMENT ISSUES - 6.9%
U.S. Treasury Inflation Indexed Bonds - 1.5%
0.625%, 01/15/2024	3,718,050	3,738,918

U.S. Treasury Notes - 5.4%
1.000%, 08/15/2018	2,000,000	1,993,750
1.250%, 10/31/2019	2,000,000	1,969,531
2.000%, 07/31/2020	2,000,000	1,985,117
2.000%, 02/15/2023	2,000,000	1,949,180
2.000%, 02/15/2025	2,000,000	1,914,023
2.000%, 08/15/2025	2,000,000	1,906,289
1.625%, 02/15/2026	2,000,000	1,845,469
		13,563,359
TOTAL U.S. GOVERNMENT ISSUES
(Cost $17,753,932)		17,302,277

U.S. GOVERNMENT SPONSORED ENTITIES - 17.4%
Fannie Mae - 2.3%
1.500%, 07/28/2021 (c)
Callable 04/28/2018	2,000,000	1,984,384
1.500%, 10/26/2021 (c)
Callable 04/26/2018	1,040,000	1,021,204
1.500%, 05/17/2024 (c)
Callable 05/17/2018	2,800,000	2,735,900
		5,741,488
Federal Home Loan Bank - 4.8%
2.000%, 03/27/2020 (c)
Callable 06/27/2018	2,000,000	1,999,966
1.550%, 10/19/2020 (c)
Callable 10/19/2018	2,500,000	2,463,775
2.050%, 01/29/2021 (c)
Callable 01/29/2019	2,500,000	2,483,378
1.625%, 08/15/2022 (c)
Callable 05/15/2018	2,500,000	2,476,597
2.000%, 08/24/2022
Callable 08/24/2018	2,700,000	2,611,499
		12,035,215
Freddie Mac - 10.3%
1.375%, 08/25/2021 (c)
Callable 05/25/2018	1,650,000	1,604,478
1.500%, 08/25/2021 (c)
Callable 05/25/2018	1,600,000	1,541,686
1.750%, 08/25/2021 (c)
Callable 05/25/2018	2,500,000	2,462,165
2.375%, 01/13/2022	2,000,000	1,986,850
2.200%, 07/27/2022
Callable 07/27/2018	1,225,000	1,196,552
1.625%, 09/29/2022 (c)
Callable 06/29/2018	2,500,000	2,460,508
2.000%, 12/14/2022 (c)
Callable 12/14/2018	2,000,000	1,988,420
2.000%, 12/27/2022 (c)
Callable 06/27/2018	2,200,000	2,184,270
2.250%, 02/28/2023 (c)
Callable 08/28/2018	2,000,000	1,996,106
1.250%, 06/30/2023 (c)
Callable 06/30/2018	1,500,000	1,473,305
2.000%, 10/27/2023 (c)
Callable 04/27/2018	4,500,000	4,426,938
2.000%, 05/23/2031 (c)
Callable 05/23/2018	2,500,000	2,397,612
		25,718,890
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $44,236,315)		43,495,593

SHORT-TERM INVESTMENTS - 4.6%
Corporate Bonds - 3.3%
AbbVie Inc.
1.800%, 05/14/2018	1,500,000	1,498,949
Bank of America Corporation
2.050%, 12/07/2018	5,000,000	4,986,321
Enterprise Products Operating LLC
1.650%, 05/07/2018	370,000	369,654
Roper Technologies, Inc.
2.050%, 10/01/2018	1,250,000	1,247,186
		8,102,110
Money Market Funds - 1.3%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.55% (d)	3,257,864	3,257,864

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,382,418)		11,359,974

Total Investments - 99.5%
(Cost $251,884,306)		248,474,431
Other Assets in Excess of Liabilities - 0.5%		1,355,851
TOTAL NET ASSETS - 100.0%		$249,830,282

(a)	Floating rate.
(b)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers.
The fair market value of the Rule 144A securities was $2,534,375 representing 1.0% of the Fund's total net assets.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.
Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$251,884,306
Gross unrealized appreciation	887,784
Gross unrealized depreciation	(4,297,659)
Net unrealized depreciation	$(3,409,875)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 3.2%
Honeywell International Inc.	15,000	$2,167,650

Banks - 11.4%
Comerica Incorporated	20,000	1,918,600
Cullen/Frost Bankers, Inc.	10,000	1,060,700
SunTrust Banks, Inc.	33,000	2,245,320
Zions Bancorporation	45,000	2,372,850
		7,597,470
Beverages - 1.8%
PepsiCo, Inc.	11,000	1,200,650

Chemicals - 4.2%
DowDuPont Inc.	17,500	1,114,925
Ecolab Inc.	9,500	1,302,165
FMC Corporation	5,000	382,850
		2,799,940
Computers & Peripherals - 2.6%
Apple Inc.	10,500	1,761,690

Construction Materials - 3.9%
Martin Marietta Materials, Inc.	6,500	1,347,450
Summit Materials, Inc. - Class A (a)	42,500	1,286,900
		2,634,350
Diversified Financials - 2.3%
JPMorgan Chase & Co.	14,000	1,539,580

Electrical Equipment & Instruments - 3.3%
Roper Technologies, Inc.	8,000	2,245,520

Electronic Equipment & Instruments - 3.3%
FLIR Systems, Inc.	24,500	1,225,245
Trimble Inc.(a)	27,000	968,760
		2,194,005
Energy Equipment & Services - 2.7%
Halliburton Company	21,500	1,009,210
Schlumberger Ltd. (b)	12,400	803,272
		1,812,482
Food Products - 1.6%
Mondelez International Inc. - Class A	25,000	1,043,250

Health Care Equipment & Supplies - 1.5%
DENTSPLY SIRONA Inc.	20,000	1,006,200

Household Durables - 1.5%
Whirlpool Corporation	6,500	995,215

Household Products - 1.1%
Colgate-Palmolive Company	10,000	716,800

Insurance - 2.6%
Prudential Financial, Inc.	16,700	1,729,285

Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	1,500	2,171,010

Internet Software & Services - 9.2%
Akamai Technologies, Inc. (a)	33,000	2,342,340
Alphabet, Inc. - Class A (a)	2,200	2,281,708
Alphabet, Inc. - Class C (a)	802	827,496
Facebook, Inc. - Class A (a)	4,500	719,055
		6,170,599
IT Consulting & Services - 3.4%
PayPal Holdings, Inc. (a)	30,000	2,276,100

Machinery - 1.3%
Barnes Group Inc.	8,000	479,120
Illinois Tool Works Inc.	2,500	391,650
		870,770
Marine - 2.4%
Kirby Corporation (a)	20,500	1,577,475

Media - 1.2%
Viacom Inc. - Class B	25,000	776,500

Multiline Retail - 2.3%
Burlington Stores, Inc. (a)	1,615	215,037
Dollar Tree, Inc. (a)	10,000	949,000
Kohl's Corporation	5,500	360,305
		1,524,342
Oil & Gas & Consumable Fuels - 8.1%
Cabot Oil & Gas Corporation	37,500	899,250
Chevron Corporation	7,000	798,280
ConocoPhillips	17,500	1,037,575
EOG Resources, Inc.	13,000	1,368,510
Occidental Petroleum Corporation	20,000	1,299,200
		5,402,815
Pharmaceuticals - 4.2%
Abbott Laboratories	22,500	1,348,200
Zoetis Inc.	17,500	1,461,425
		2,809,625
Professional Services - 1.7%
Verisk Analytics, Inc. (a)	11,000	1,144,000

Software - 9.9%
Adobe Systems Incorporated (a)	12,000	2,592,960
Microsoft Corporation	13,625	1,243,554
Oracle Corporation	27,500	1,258,125
RealPage, Inc. (a)	30,000	1,545,000
		6,639,639
Specialty Retail - 5.4%
The Home Depot, Inc.	9,000	1,604,160
Party City Holdco Inc. (a)	55,000	858,000
Tiffany & Co.	12,000	1,171,920
		3,634,080
TOTAL COMMON STOCKS
(Cost $39,097,133)		66,441,042

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 1.55% (c)	330,820	330,820

TOTAL SHORT-TERM INVESTMENTS
(Cost $330,820)		330,820

Total Investments - 99.8%
(Cost $39,427,953)		66,771,862
Other Assets in Excess of Liabilities - 0.2%		109,160
TOTAL NET ASSETS - 100.0%		$66,881,022

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$39,427,953
Gross unrealized appreciation	28,004,976
Gross unrealized depreciation	(661,067)
Net unrealized appreciation	$27,343,909

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2018 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to
Luther King Capital Management Corporation (the "Adviser"). The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2018, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$191,890,033	$-	$-	$191,890,033
Money Market Fund	3,737,924	-	-	3,737,924
Total Investments*	$195,627,957	$-	$-	$195,627,957

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$17,521,575	$-	$-	$17,521,575
Money Market Fund	491,551	-	-	491,551
Total Investments*	$18,013,126	$-	$-	$18,013,126

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$315,256,686	$-	$-	$315,256,686
Money Market Fund	30,364,994	-	-	30,364,994
Total Investments*	$345,621,680	$-	$-	$345,621,680

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,096,495	$-	$-	$55,096,495
Corporate Bonds	-	25,684,738	-	25,684,738
Money Market Fund	1,882,460	-	-	1,882,460
Total Investments*	$56,978,955	$25,684,738	$-	$82,663,693

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$184,418,697	$-	$184,418,697
U.S. Government Issues	-	17,302,277	-	17,302,277
U.S. Government Sponsored Entities	-	43,495,593	-	43,495,593
Money Market Fund	3,257,864	-	-	3,257,864
Total Investments*	$3,257,864	$245,216,567	$-	$248,474,431

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$66,441,042	$-	$-	$66,441,042
Money Market Fund	330,820	-	-	330,820
Total Investments*	$66,771,862	$-	$-	$66,771,862

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By  /s/ J. Luther King, Jr.
       J. Luther King, Jr., President

Date   May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ J. Luther King, Jr.
       J. Luther King, Jr., President

Date   May 25, 2018

By  /s/ Jacob D. Smith
       Jacob D. Smith, Chief Financial Officer

Date   May 25, 2018